Redeemable Non-Controlling Interests - Schedule of Movement of Redeemable Non-Controlling Interests (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the period		$ 34,543,186
Accretion to redemption value of redeemable non-controlling interests prior to amendment		1,792,027
Reclassification of the redeemable non-controlling interests to permanent equity		(35,527,114)
Foreign exchange effect		(808,099)
Balance at end of the period